Convertible Debt - Related Party (Details) - USD ($)	Jun. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Short-term Debt [Line Items]
Carrying value of total convertible debt - related party			$ 235,000
Less, noncurrent portion	$ (3,102,036)	$ (1,360,960)
Convertible debt | Emerald Health Sciences Inc
Short-term Debt [Line Items]
Total principal value	6,000,000	2,000,000	500,000
Unamortized debt discount	(2,843,217)	(587,617)	(265,000)
Unamortized debt issuance costs	(54,747)	(51,423)	0
Carrying value of total convertible debt - related party	3,102,036	1,360,960	235,000
Less, noncurrent portion	(3,102,036)	(1,360,960)	0
Current convertible debt - related party	$ 0	$ 0	$ 235,000